Loans Held for Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans Held For Sale

Loans held for sale as of June 30, 2012 and December 31, 2011, consist of the following:

	June 30, 2012	December 31, 2011
Government insured pool buyouts	$1,972,701	$1,939,114
Mortgage warehouse (carried at fair value)	1,105,985	761,818
Other	99,911	24,354

Total loans held for sale	$3,178,597	$2,725,286

Loans held for sale as of December 31, 2011 and 2010, consist of the following:

	2011	2010
Residential mortgages	$2,709,825	$1,222,529
Commercial and commercial real estate	15,461	15,136

	$2,725,286	$1,237,665

Schedule of Cash Flows Between Transferee and Transferor

The Company securitizes a portion of its residential mortgage loan originations through government agencies. The following is a summary of cash flows between the Company and the agencies for securitized loans for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Proceeds received from new securitizations	$1,869,387	$623,915	$3,790,357	$2,053,036
Net fees paid to agencies	15,910	6,551	27,662	17,721
Servicing fees collected	2,448	1,352	3,203	2,035
Repurchased loans	2,045	2,503	3,516	3,350

The following is a summary of cash flows between the Company and the agencies for securitized loans for the years ended December 31, 2011 and 2010:

	2011	2010
Proceeds received from new securitizations	$5,037,329	$5,080,174
Net fees paid to agencies	37,438	32,649
Servicing fees collected	7,744	7,578
Repurchased loans	9,149	3,497